Cover	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-40970
Entity Registrant Name	Deep Medicine Acquisition Corp.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	60 North 1400 West Centerville
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84014
City Area Code	(917)
Local Phone Number	289-2776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TRUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false